Working Capital Facilities (Details Narrative) - USD ($)	1 Months Ended							12 Months Ended
	Sep. 29, 2023	Jun. 30, 2023	Dec. 20, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Dec. 18, 2021	Sep. 30, 2023	Nov. 09, 2022
Working Capital Facilities
Stock issued	10,443	8,376	14,414	11,764	16,949	46,155			1,754,340
Maximum funds available								$ 11,820,000
Extension fee							$ 70
Credit facility				$ 14,000,000		$ 11,000,000	7,000,000
Increase the Credit facility				16,000,000		14,000,000	$ 11,000,000
Amendment fee	$ 40	$ 40	$ 80	$ 50	$ 50	$ 150
Interest rate			1.00%